Private Placement (Details Narrative) - USD ($)				9 Months Ended	11 Months Ended
	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	Sep. 30, 2023	Dec. 31, 2021	Mar. 13, 2023	Jun. 02, 2022	Jun. 18, 2021
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants					$ 9,190,140
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Number of units issued	326,000	326,000	1,500,000	1,500,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued						5,869,880	1,548,900
Exercise price of warrant							$ 1.00
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued	97,800	97,800	4,571,000
Exercise price of warrant	$ 1.00	$ 1.00	$ 1.00
Proceeds from issuance of warrants		$ 97,800	$ 4,571,000
Private Placement Warrants [Member] | Private Placement [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued	74,980	74,980	3,871,000					74,980
Private Placement Warrants [Member] | Private Placement [Member] | Maxim Groups Llc [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued	22,820	22,820	700,000